Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Oil and natural gas sales, net of royalties	CAD 920,693	CAD 722,732	CAD 884,392
Commodity derivative instruments gain/(loss)	14,310	(29,397)	142,724
Total	935,003	693,335	1,027,116
Expenses
Operating	197,101	247,917	340,483
Transportation	111,265	107,147	114,691
Production taxes	54,318	37,417	50,899
General and administrative	74,301	86,319	103,870
Depletion, depreciation and accretion	250,774	328,964	508,179
Asset impairment		301,171	1,352,428
Interest	38,714	45,443	66,456
Foreign exchange (gain)/loss	(30,150)	(40,526)	173,933
Gain on divestment of assets	(78,400)	(559,235)
Gain on prepayment of senior notes		(19,270)
Other expense /(income)	(1,906)	(2,230)	7,055
Total	616,017	533,117	2,717,994
Income/(Loss) Before Taxes	318,986	160,218	(1,690,878)
Current income tax expense/(recovery)	(47,957)	(2,351)	(16,887)
Deferred income tax expense/(recovery)	129,945	(234,847)	(150,588)
Net Income/(Loss)	236,998	397,416	(1,523,403)
Other Comprehensive Income/(Loss)
Change in cumulative translation adjustment	(90,277)	(49,271)	307,194
Other Comprehensive Income/(Loss)	(90,277)	(49,271)	307,194
Total Comprehensive Income/(Loss)	CAD 146,721	CAD 348,145	CAD (1,216,209)
Net Income/(Loss) per Share
Basic (in dollars per share)	CAD 0.98	CAD 1.75	CAD (7.39)
Diluted (in dollars per share)	CAD 0.96	CAD 1.72	CAD (7.39)